Parent company only financial information	12 Months Ended
Jun. 30, 2025
Condensed Financial Information Disclosure [Abstract]
Parent company only financial information

25. Parent company only financial information

The following presents condensed parent company only financial information of Energys Group Limited.

Condensed balance sheets

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
ASSETS
Non-current assets
Interest in a subsidiary	78	78	107

Current assets
Cash and Bank	-	4,404	6,043
Amount due from group companies	5,082,519	10,043,519	13,780,899
	5,082,519	10,047,923	13,786,942

TOTAL ASSETS	5,082,597	10,048,001	13,787,049

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other borrowings	-	277,138	380,266
Accrued interest	-	6,363	8,731
Amount due to a related party	35,093	22,540	30,928
TOTAL LIABILITIES	35,093	306,041	419,925

SHAREHOLDERS’ EQUITY
Preferred shares (US$0.0001 par value per share; 3,000,000 shares authorized; 2,575,250 shares issued and outstanding as of June 30, 2024 and 2025)	203	203	279
Ordinary shares (US$0.0001 par value per share; 300,000,000 shares authorized; 12,000,000 and 14,250,000 shares issued and outstanding as of June 30, 2024 and 2025, respectively)	987	1,161	1,593
Additional paid-in capital	5,108,404	10,890,076	14,942,475
Accumulated other comprehensive income (loss)	732	(758,966)	(1,041,391)
Accumulated deficit	(62,822)	(390,514)	(535,832)
Total shareholders’ equity	5,047,504	9,741,960	13,367,124
TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT) EQUITY	5,082,597	10,048,001	13,787,049

Condensed statements of loss and comprehensive loss

	For the years ended June 30,
	2023	2024	2025	2025
	GBP	GBP	GBP	US$
Employee compensation and benefits	-	-	(24,549)	(33,682)
General and administrative expenses	(16,096)	(46,726)	(170,173)	(233,497)
Other income (expenses):
Other income	-	-	1	1
Interest expense	-	-	(122,408)	(167,958)
Exchange loss, net	-	-	(10,563)	(14,495)
Total other expenses, net	-	-	(132,970)	(182,452)
Loss before income taxes	(16,096)	(46,726)	(327,692)	(449,631)
Income tax expense	-	-	-	-
Net loss	(16,096)	(46,726)	(327,692)	(449,631)
Foreign currency translation	828	(96)	(759,698)	(1,042,396)
Total comprehensive loss	(15,268)	(46,822)	(1,087,390)	(1,492,027)

Condensed statements of cash flows

	For the years ended June 30,
	2023	2024	2025	2025
	GBP	GBP	GBP	US$
Cash flows from operating activities
Net loss	(16,096)	(46,726)	(327,692)	(449,631)
Interest paid	-	-	122,408	167,958
Net cash used in operating activities	(16,096)	(46,726)	(205,284)	(281,673)

Cash flows from investing activities
Cash generated from investing activities	-	-	-	-

Cash flows from financing activities
Amount due from subsidiaries	-	-	(5,560,946)	(7,630,277)
Proceed from IPO	-	-	5,621,555	7,713,440
Proceeds from other borrowings	-	-	595,377	816,928
Repayments of other borrowings	-	-	(433,745)	(595,150)
Amount due to a related party	16,096	46,726	(12,553)	(17,225)
Net cash generated from financing activities	16,096	46,726	209,688	287,716
Net increase in cash and cash equivalents	-	-	4,404	6,043
Cash and cash equivalents at the beginning of the year	-	-	-	-
Cash and cash equivalents at the end of the year	-	-	4,404	6,043

(i) Basis of Presentation

The Company was incorporated under the laws of the Cayman Islands as a limited company on July 5, 2022 and as a holding company.

In the condensed parent company only consolidated financial statements, the Company’s investment in subsidiary stated at cost of acquisition in Energys Group Holding Limited. Those condensed parent company only consolidated financial statements should be read in connection with the consolidated financial statements and notes hereto.

The condensed parent company only consolidated financial statements are presented as if the incorporation of the Company and its acquisition of subsidiaries had taken place. The condensed parent company only consolidated financial statements are presented as of the incorporation of the Company on June 30, 2022 and throughout the three years ended June 30, 2025.

(ii) Restricted net assets

Schedule I of Rule 5-04 of Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The condensed parent company only consolidated financial statements have to be prepared in accordance with Rule 12-04, Schedule I of Regulation S-X if the restricted net assets of the subsidiaries of Energys Group Limited exceed 25% of the consolidated net assets of Energys Group Limited. The Company generates revenues from its wholly owned subsidiary in the United Kingdom. The ability of ECSL in the United Kingdom to pay dividends is not restricted. In this connection, the restricted net assets of the subsidiaries of Energys Group Limited do does not exceed 25% of the consolidated net assets of Energys Group Limited and accordingly the above condensed parent company only financial information of Energys Group Limited is presented for supplementary reference.

As of June 30, 2024 and 2025, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stock or guarantees of the Company, except for those that have been separately disclosed in the consolidated financial statements, if any.